1875 K Street, N.W.
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

December 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares U.S. ETF Trust (the “Trust”)
(Securities Act File No. 333-179904
Investment Company Act File No. 811-22649)
Post-Effective Amendment No. 454

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 454 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (the “Fund”):

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

For the Fund, the Amendment is being filed to reflect the change in its investment strategies because as of August 1, 2018, the Fund’s underlying fund, the iShares Long-Term Corporate Bond ETF, tracks the ICE BofAML 10+ Year US Corporate Index, to reflect the corresponding change to the Fund’s performance benchmark as stated in the table below and to make such other non-material changes as the Trust deems appropriate.

Prior Performance Benchmark	New Performance Benchmark
Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index	ICE Q70A Custom Index

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Registration Statement.

Investment Objective and Revised Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, in one or more underlying funds that principally invest in U.S. dollar-denominated investment-grade corporate bonds. The Fund intends to invest a substantial portion of its assets in one underlying fund, the iShares Long-Term Corporate Bond ETF (the “Underlying Fund”). The Fund attempts to mitigate the interest rate risk of the underlying securities and/or the Underlying Fund (as determined by BFA) primarily through the use of positions in both U.S. Treasury futures contracts and interest rate swaps (i.e., enter into a contract or contracts in which the Fund will make fixed-rate payments while receiving floating-rate payments based on a reference rate). The bonds in which the Fund and/or the Underlying Fund invest may include U.S. dollar-denominated investment-grade corporate bonds and generally have at least ten years until maturity at the time of investment. The Fund may also invest in other interest rate futures contracts, including but not limited to, Eurodollar and Federal Funds futures. The Fund’s futures and interest rate swap positions are not intended to mitigate credit risk or other factors influencing the price of investment-grade corporate bonds, which may have a greater impact than interest rates. Under normal circumstances, the Underlying Fund will seek to maintain a weighted average maturity that is greater than ten years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Underlying Fund’s portfolio.

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre, Esq.
Michael Gung
Nicole Hwang
George Rafal
Anne C. Choe